Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset New York Municipals Fund
Class Name	Class A
Trading Symbol	SBNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset New York Municipals Fund for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	0.84%
[1]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class A shares of Western Asset New York Municipals Fund returned 0.70%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the power and industrial revenue sectors
↑	Overweight to the transportation sector
↑	Overweight to lower investment-grade securities

Top detractors from performance:
↓	Underweight to housing as the sector outperformed
↓	Overweight duration position
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Class A	0.70	0.67	1.45
Class A (with sales charge)	-3.11	-0.20	1.01
Bloomberg Municipal Bond Index	1.22	1.07	2.13
Bloomberg New York Municipal Bond Index	0.98	1.02	2.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 270,966,136
Holdings Count | $ / shares	103	[2]
Advisory Fees Paid, Amount	$ 1,322,506
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$270,966,136
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$1,322,506
Portfolio Turnover Rate	9%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset New York Municipals Fund
Class Name	Class C
Trading Symbol	SBYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset New York Municipals Fund for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.39%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class C shares of Western Asset New York Municipals Fund returned 0.14%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the power and industrial revenue sectors
↑	Overweight to the transportation sector
↑	Overweight to lower investment-grade securities

Top detractors from performance:
↓	Underweight to housing as the sector outperformed
↓	Overweight duration position
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Class C	0.14	0.11	0.89
Class C (with sales charge)	-0.83	0.11	0.89
Bloomberg Municipal Bond Index	1.22	1.07	2.13
Bloomberg New York Municipal Bond Index	0.98	1.02	2.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 270,966,136
Holdings Count | $ / shares	103	[3]
Advisory Fees Paid, Amount	$ 1,322,506
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$270,966,136
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$1,322,506
Portfolio Turnover Rate	9%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset New York Municipals Fund
Class Name	Class I
Trading Symbol	SNPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset New York Municipals Fund for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$64	0.64%
[4]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class I shares of Western Asset New York Municipals Fund returned 0.90%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the power and industrial revenue sectors
↑	Overweight to the transportation sector
↑	Overweight to lower investment-grade securities

Top detractors from performance:
↓	Underweight to housing as the sector outperformed
↓	Overweight duration position
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Class I	0.90	0.83	1.61
Bloomberg Municipal Bond Index	1.22	1.07	2.13
Bloomberg New York Municipal Bond Index	0.98	1.02	2.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 270,966,136
Holdings Count | $ / shares	103	[5]
Advisory Fees Paid, Amount	$ 1,322,506
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$270,966,136
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$1,322,506
Portfolio Turnover Rate	9%
[5]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.